UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number      811 - 04804
                                    --------------------------------------------


                         The Elite Group of Mutual Funds
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   1325 4th Ave., Suite 1744 Seattle, WA 98101
   -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Richard S. McCormick

       McCormick Capital Management 1325 4th Ave., 1744 Seattle, WA 98101
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (206) 624-5863
                                                    ----------------------------

Date of fiscal year end:    September 30, 2004
                          -------------------------------

Date of reporting period:   September 30, 2004
                          -------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

THE
ELITE
GROUP OF MUTUAL FUNDS___________________________________________________________











                                THE ELITE GROUP

                              FINANCIAL STATEMENTS
                                 AND REPORT OF
                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                               SEPTEMBER 30, 2004

September 30, 2004


Dear Shareholders:

This past September 30th marked the completion of our seventeenth year. I sincerely appreciate everyone's support and patronage. Attached with this letter is the audited Annual Report for The Elite Group; Growth & Income Fund and Income Fund.

The Elite Growth & Income Fund
------------------------------

The financial statements that make up the Annual Report give us the opportunity to review what has happened and gain some insight into what may happen in the future. For the twelve months ending September 30th, 2004, the Growth & Income Fund was up 12.3%. An interesting observation about this 12.3% is that 89% of it, or 11%, came in the fiscal first quarter. The remaining 1.3% came in the following nine months. This drives home the point that returns in the stock market are uneven and unpredictable.

My message in the last several newsletters has been that although the stock market has gone nowhere in the last nine months, neither has it gone down. In the shadow of uncertainty cast by an ugly war in Iraq, increasing interest rates, $54 per barrel of oil, and a national election- the stock market doesn't look so bad. In the mean time, corporate America is doing well. Corporate profits are at record highs, balance sheets are the best they have been in decades, and worker productivity is continuing to advance. These positives are building the foundation for the next stock market advance. The catalyst for the next move will be when the evening news is "less bad."

In our Growth & Income Fund we continue our emphasis on health care companies. There are a broad spectrum of investments which include eye care, medical device companies, biotechnology, pharmaceuticals, and HMO's.

In addition to health care, financial type stocks are our second largest class of investments. We have representation in banking with investments in Washington Mutual, Bank of America, and NY Community Bank. We also have large holdings in several insurance companies. Two strong performers last year were in basic industry stocks and capital goods. We had good performance from copper producer Phelps Dodge, Dow Chemical, and Northup Grumman.

The Elite Income Fund
---------------------

The interest rate environment is one of the most challenging in the last 40-50 years, with interest rates declining for the past 25 years. This past year marked a turning point as rates began to increase. We have had a concentrated effort to reduce risk of advancing interest rates by keeping maturity short. Although the 2.64% return from the Elite Income Fund is down significantly from the ten year average return of 6.72%, it still compares very favorably with rates of return from money market funds and CD's which were around 1%.

With interest rates so low, the investment challenge will be to balance our desire to increase income against preservation of capital. When we are faced with this choice, we favor preservation of capital. To address this problem, we will continue to keep maturities of our bonds short and continue to monitor credit quality.

Keeping you advised, informed, and educated is always our intent. If you have any questions with respect to your account or the annual report, please call.

Warm Regards,

/s/ Richard McCormick

Richard McCormick

===============================================================================================================================

                                               ELITE GROWTH & INCOME FUND
                                               STANDARD & POORS 500 INDEX
                                              LIPPER: MULTI-CAP CORE INDEX

[GRAPHIC OMITTED]
                                         9/94    9/95    9/96    9/97    9/98    9/99    9/00    9/01    9/02    9/03    9/04
                                         ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Elite Growth & Income Fund    $21,788   10,000  11,992  14,901  20,065  19,098  20,551  25,328  22,524  16,021  19,402  21,788
Standard & Poors 500 Index    $28,594   10,000  12,971  15,607  21,918  23,902  30,546  34,603  25,388  20,186  25,111  28,594
Lipper Multi-cap Core Index   $25,413   10,000  12,308  14,468  19,724  19,712  24,698  30,028  22,064  18,188  22,529  25,413


Average Annual Total Return
    1 year       12.30%
    3 year       -1.10%
    5 year        1.17%
   10 year        8.10%


Past Performance is not predictive of future performance.


===============================================================================================================================

                                                    ELITE INCOME FUND
                                               LEHMAN SHORT-TERM GOVT. INDEX
                                              LEHMAN INTERMEDIATE GOVT. INDEX

[GRAPHIC OMITTED]
                                          9/94    9/95    9/96    9/97    9/98    9/99    9/00    9/01    9/02    9/03    9/04
                                          ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Elite Income Fund               $19,165  10,000  11,256  11,681  12,756  14,471  14,243  15,174  16,864  17,778  18,672  19,165
Lehman Intermediate Govt. Index $18,652  10,000  11,060  11,624  12,534  13,864  13,938  14,803  16,708  17,687  18,305  18,652
Lehman Short-Term Govt. Index   $17,840  10,000  10,819  11,431  12,218  13,187  13,505  14,295  15,820  17,153  17,634  17,840


Average Annual Total Return
    1 year        2.64%
    3 year        4.36%
    5 year        6.12%
   10 year        6.72%


Past Performance is not predictive of future performance.

Above are two charts that show the growth in value of a hypothetical $10,000 investment in the Elite Growth & Income Fund and various indices. The Charts start on 9/30/95, which give a ten-year record. As an investor, your investment results may differ significantly depending on when you intitiated your investment and if there were subsequent investments.

Management of the funds does not think that there is only one index (stock or bond) that accurately reflects how the Elite Funds are managed. Our funds are managed to our clients' objectives within the parameters of our prospectus, following the rules and regulations of various regulatory agencies. The various stock and bond indices are unmanaged, make no allowance for operation expenses and are free from regulation and tax implications.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE ELITE GROUP


We have audited the accompanying statements of assets and liabilities of The Elite Growth and Income Fund and The Elite Income Fund, each a series of shares of beneficial interest of The Elite Group, including the portfolios of investments as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Elite Growth and Income Fund and The Elite Income Fund as of September 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.






                                             TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
NOVEMBER 2, 2004


                                                  PORTFOLIO OF INVESTMENTS
                                              The Elite Growth And Income Fund
                                                      September 30, 2004

-----------------------------------------------------------------------------------------------------------------------------------
                                               Market Value                                                            Market Value
 Shares                                             Note 2A       Shares                                                    Note 2A
 ------                                      ---------------      ------                                            ----------------
            Common Stock 98.7%

           Basic Industries 7.9%                                          Health Care Goods & Services 12.5%
           ---------------------                                          ----------------------------------
    35,000  Dow Chemical Co.                    $ 1,581,300       15,000  Amerisource Bergen                              $ 805,650
    15,000  Phelps Dodge                          1,380,450       40,000  Boston Scientific Corp. *                       1,589,200
    25,000  Union Pacific                         1,465,000       25,000  Cooper Companies                                1,713,750
                                             ---------------      50,000  Omnicare Inc.                                   1,418,000
                   Total Basic Industries         4,426,750       40,000  Pacific Care Health Systems *                   1,468,000
                                             ---------------                                                        ----------------
                                                                                 Total Health Care                        6,994,600
                                                                                                                    ----------------
                Business Services 14.1%
                -----------------------                                  Pharmaceutical Goods & Services 8.7%
    30,000  A.J. Gallagher                          993,900              -----------------------------------
    20,000  Avery Dennison                        1,315,600      110,000  Antigenics*                                       663,300
    50,000  Boise Cascade Corp.                   1,664,000       43,000  ICOS Corp. *                                    1,038,020
    30,000  Marsh & McLennon & Co.                1,372,800       63,000  ID Biomedical*                                    820,260
    50,000  Waste Management                      1,367,000       40,000  Pfizer                                          1,224,000
    60,000  Westwood One *                        1,186,200       30,000  Wyeth                                           1,122,000
                                             ---------------                                                        ----------------
                Total Business Services           7,899,500                      Total Pharmaceutical Goods               4,867,580
                                             ---------------                                                        ----------------

                                                                                 Total Value of Common Stock
            Capital/Industrial Goods & Services 13.4%                            (Cost $45,046,321)                      55,169,464
            -----------------------------------------                                                               ----------------
    35,000  Diebold, Inc.                         1,634,500               Options - Covered Calls (0.9%)
    25,000  Emerson Electric Co.                  1,547,250               ------------------------------
    30,000  General Electric Co.                  1,007,400          300  Best Buy  01/21/06  $60                          (181,500)
    30,000  International Rectifier Corp. *       1,029,000          250  Cooper Companies  02/19/05  $65                  (172,500)
    40,000  Masco Corp.                           1,381,200          400  Petco Animal  01/21/06  $35                      (164,000)
    25,400  Pentair Inc.                            886,714                                                         ----------------
                                             ---------------                     Total Value of Covered Calls              (518,000)
                   Total Capital Goods            7,486,064               (Cost ($448,589))                         ----------------
                                             ---------------

                                                                                 Total Investments
           Consumer Goods & Services 20.1%                                       (Cost $44,597,732)           97.8%      54,651,464
           -------------------------------                                                                  ------------------------
    34,000  Alaska Air Group, Inc. *                842,520
    30,000  Best Buy Co., Inc.                    1,627,200
    60,000  Cendant Corp.                         1,296,000               Cash and receivables
    45,000  Central Garden & Pet Co. *            1,377,900               in excess of liabilities             2.2%       1,249,667
    60,000  Fresh Del Monte, Inc.                 1,494,600                                                 ------------------------
    40,000  Petco Animal Supplies *               1,306,400               Net Assets                         100.0%     $55,901,131
    40,000  Ross Stores                             937,600                                                 ========================
    25,000  The Stanley Works                     1,063,250
    20,000  Scotts Company *                      1,283,000
                                             ---------------
                   Total Consumer Goods          11,228,470
                                             ---------------

           Energy 1.7%
           -----------------------                                        At   September  30,  2004,  unrealized   appreciation  of
    60,000  Chesapeak Energy Corp.                  949,800               securities for Federal Income Tax purposes based on cost
                                             ---------------              of $44,643,115 is as follows:
                   Total Energy                     949,800
                                             ---------------

                                                                          Unrealized appreciation                      $ 10,691,451
           Financial Intermediaries 20.3%                                 Unrealized depreciation                          (683,102)
           ------------------------------                                                                           ----------------
    40,000  Ace Limited                           1,602,400               Net unrealized appreciation                  $ 10,008,349
    20,000  America International Group, Inc.     1,359,800                                                         ===============
    30,000  Bank of America Corp.                 1,299,900               *Non-income producing
    30,000  Citigroup Inc.                        1,323,600
    10,000  Fannie Mae                              634,000
    20,000  Freddie Mac                           1,304,800
    70,000  N.Y. Community Bank                   1,437,800
    30,000  Stewart Information                   1,182,000
    30,000  Washington Mutual                     1,172,400
                                             ---------------
              Total Financial Intermediaries     11,316,700
                                             ---------------


------------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                                                                                 2

[GRAPHIC OMITTED]

GROWTH & INCOME FUND (UNAUDITED)

Holdings by Economic Sector
---------------------------

Healthcare:  21%
Consumer Goods:  20%
Finance:  20%
Business Services:  14%
Capital Goods:  13%
Basic Industry:  8%
Energy:  2%
Cash:  2%

Holdings by Forward Price Earnings Ratio*
-----------------------------------------

PE Ratio < 10:  9%
PE Ratio 10-15:  30%
PE Ratio > 15:  61%

Holdings by Market Capitalization
---------------------------------

Small Cap < $1 Billion:  9%
Mid Cap $1-10 Billion:  43%
Large Cap > $10 Billion:  48%

INCOME FUND (UNAUDITED)

Holdings by Economic Sector & Type
----------------------------------

Corporate Bonds- Utilities:  27%
Asset Backed Bonds:  19%
Corporate Bonds- Industrials:  18%
Corporate Bonds- Communications:  10%
Corporate Bonds- Finance:  8%
US Govt. Notes & Bonds:  7%
Cash:  6%
Preferred/ Common Stock:  5%

Holdings by Quality Rating
--------------------------

Baa:  46%
Aaa:  32%
A:  20%
Aa:  2%

Holdings by Maturity
--------------------

3 Years & Under: 55%
3-7 Years: 20%
7-15 Years: 15%
More than 15 Years: 10%


*Forward Earnings estimates are consensus estimates compiled by Thompson Financial. For the next twelve months we are using an estimate of $68 for the S&P 500 yielding a PE of approximately 16.5.




                                                  PORTFOLIO OF INVESTMENTS
                                                   The Elite Income Fund
                                                      September 30, 2004

               Bonds 91.6%                                                                             Market Value

  Par Value    U.S. Government Notes and Bonds 7.5%                     Maturity           Coupon           Note 2A
  ---------    ------------------------------------                ----------------  ---------------   ---------------
      250,000  U.S. Treasury Note                                       12/31/05           1.875%         $ 248,721
      500,000  U.S. Treasury Bond                                       05/15/16           7.250%           629,414
      470,000  U.S. Treasury Bond                                       02/15/21           7.875%           635,987
                                                                                                     ---------------
                    Total U.S. Government Notes and Bonds                                                 1,514,122
                                                                                                     ---------------

               Securitized /Asset Backed Bonds 19.5%
               --------------------------------------
      398,733  Nissan Auto Receivable (2003-A A3)                       12/15/06           1.890%           397,982
      580,000  Daimler Chrysler Rec. Auto Trust  (2002-B A4)            12/06/07           3.530%           585,377
      181,000  Honda Auto Receivable (2002-3 A4)                        12/18/07           3.610%           182,735
      225,000  Chase Credit Card (CHAMT 2002-6A)                        01/15/08           1.820%           225,122
       21,387  Fannie Mae (1993-93HA)                                   01/25/08           6.750%            21,413
      100,000  Discover Card Master Trust                               08/18/08           6.050%           104,520
      118,000  Honda Auto Receivable (2003-3 A4)                        11/21/08           2.770%           117,626
      300,000  Fannie Mae (2003-109 GC)                                 06/25/09           3.500%           301,414
      500,000  Federal Home Loan Bank                                   08/18/09           3.750%           500,032
      200,000  Daimler Chrysler Rec. Auto Trust (2003-A A4)             10/08/09           2.880%           199,864
      100,000  Toyota Auto Receivable (2003-A A4)                       03/15/10           2.200%            99,155
      224,598  Fannie Mae (545171)                                      08/01/14           5.500%           233,351
      118,362  GNMA (552372)                                            02/15/17           6.000%           124,905
       94,361  GNMA (577742)                                            09/15/17           5.500%            98,407
      200,000  Freddie Mac (2792 PY)                                    11/15/24           4.000%           196,037
      300,000  Freddie Mac (FHR 2656 BD)                                04/15/28           5.000%           311,741
      245,300  GNMA (G2SF POOL 3556 5.5%)                               05/20/34           5.500%           249,478
                                                                                                     ---------------
                    Total Securitized /Asset Backed Bonds                                                 3,949,159
                                                                                                     ---------------

               Corporate Bonds - Industrials 18.7%
               -----------------------------------
       30,000  Weyerhaueser Co.                                         03/15/05           5.500%            30,394
      470,000  Transocean Inc.                                          04/15/05           6.750%           478,750
      150,000  Ford Motor Credit                                        02/01/06           6.875%           156,963
      250,000  Boeing / McDonnell Douglas                               11/01/06           6.875%           268,554
      300,000  Ford Motor Credit                                        01/25/07           6.500%           317,754
      613,000  Weyerhaueser Co.                                         02/15/07           8.375%           677,460
      535,000  TRW, Inc.                                                04/18/07           7.370%           576,281
      100,000  Vastar Resources, Inc.                                   04/01/09           6.500%           110,916
      700,000  General Motors Acceptance Corp.                          05/15/09           5.625%           713,591
      250,000  EnCana Corp.                                             08/15/09           4.600%           256,334
      200,000  Northrop Grumman Corp.                                   10/15/24           9.375%           208,726
                                                                                                     ---------------
                     Total Corporate Bonds - Industrials                                                  3,795,723
                                                                                                     ---------------

               Corporate Bonds - Communications 10.4%
               -----------------------------------
      117,000  TCI Communications, Inc.                                 02/15/05           8.350%           119,426
      150,000  New York Telephone Co.                                   03/01/05           6.500%           152,303
      260,000  Deutsche Telekom                                         06/15/05           8.250%           270,051
      130,000  Continental Cablevision                                  09/15/05           8.875%           137,171
      260,000  GTE Florida                                              11/15/05           6.250%           270,007
      345,000  Sprint Corp.                                             01/30/06           7.125%           363,790
      500,000  GTE Southwest, Inc.                                      01/01/07           6.230%           531,037
      200,000  COX Communications Inc.                                  06/01/13           4.625%           184,426
       75,000  Time Warner Inc.                                         03/15/23           8.375%            89,698
                                                                                                     ---------------
                   Total Corporate Bonds - Communications                                                 2,117,909
                                                                                                     ---------------

------------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                                                                                 4


                                                  PORTFOLIO OF INVESTMENTS
                                                   The Elite Income Fund
                                                      September 30, 2004

                                                                                                       Market Value
  Par Value    Corporate Bonds - Finance 7.8%                           Maturity           Coupon           Note 2A
  -----------  -----------------------------------------         ----------------  ---------------   ---------------
       70,000  Crestar Financial Corp.                                  11/15/04           8.750%          $ 70,527
      250,000  Wachovia Corp.                                           06/01/05           6.800%           256,984
      115,000  Associates Corp. NA                                      06/15/05           6.625%           118,181
      500,000  General Electric Capital Corp.                           01/30/06           2.850%           501,278
      200,000  CIT Group Inc.                                           08/31/06           1.931%           199,897
      123,000  Commercial Credit Co.                                    07/01/07           6.750%           133,785
      100,000  Countrywide Financial Corp.                              09/15/09           4.125%            99,823
      200,000  JPMorgan Chase & Co.                                     09/30/34           2.830%           197,983
                                                                                                     ---------------
                       Total Corporate Bonds - Finance                                                    1,578,458
                                                                                                     ---------------

               Corporate Bonds - Utilities 27.7%
               -----------------------------------------
      495,000  Consolidated Natural Gas                                 10/01/04           7.250%           495,000
      750,000  Entergy Corp.                                            07/01/05           6.125%           769,700
      133,000  Northern States Power - Minn.                            12/01/05           6.125%           138,240
      500,000  Hawaiian Electric Industries                             12/05/05           6.660%           519,760
      885,000  Appalachian Power                                        03/01/06           6.800%           931,141
      300,000  PG&E Corp.                                               04/03/06           1.810%           300,276
      485,000  Indiana Michigan Power                                   12/15/06           6.125%           513,419
      100,000  Puget Energy Inc.                                        06/01/08           3.363%            98,401
      200,000  CMS Energy Corp.                                         05/15/10           4.000%           196,658
      100,000  PG&E Corp.                                               03/01/11           4.200%            98,852
      300,000  Entergy Corp.                                            08/01/15           5.250%           295,023
      750,000  Puget Energy Inc.                                        06/15/18           6.740%           844,256
      375,000  Duke Energy Corp.                                        07/15/18           6.750%           405,671
                                                                                                     ---------------
                       Total Corporate Bonds - Utilities                                                  5,606,397
                                                                                                     ---------------


               Total Value of Bonds                                                                      18,561,768
               (Cost $18,226,257)                                                                    ---------------


     Shares    Preferred / Common Stock 4.8%
    ---------  -----------------------------------------
       12,000  Fresh Del Monte Produce Inc.                                                                 298,920
       10,596  Glenborough Realty 7.75% Series A.Convertible Preferred                                      266,066
       20,000  N.Y. Community Bancorp                                                                       410,800
                                                                                                     ---------------
                      Total Preferred / Common Stock (Cost $838,568)                                        975,786
                                                                                                     ---------------


               Total Investments (Cost $19,104,825)                        96.4%                         19,537,554
               Cash and Receivables In excess of Liabilities                3.6%                            733,420
                                                                 ----------------                    ---------------
               NET ASSETS                                                 100.0%                        $20,270,974
                                                                 ================                    ===============


 At September 30, 2004, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of $19,355,731 is as follows:

               Unrealized appreciation                                  $476,437
               Unrealized depreciation                                  (294,614)
                                                                 ----------------
               Net unrealized appreciation                              $181,823
                                                                 ================


------------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                                                                                 5


THE ELITE GROUP

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2004
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       THE ELITE
                                                                                        GROWTH &              THE ELITE
                                                                                      INCOME FUND            INCOME FUND
                                                                                      -----------            -----------
ASSETS
Investments in securities at value
   (Cost $44,597,732 and $19,104,825, respectively)
   (NOTES 2A AND 3)                                                                   $  54,651,464         $  19,537,554
Cash and cash equivalents                                                                 1,386,091               534,068
Receivables
   Interest                                                                                   1,123               234,555
   Dividends                                                                                 54,285                 5,132
                                                                                      -------------         -------------
     Total Assets                                                                        56,092,963            20,311,309
                                                                                      -------------         -------------


LIABILITIES
Payables:
   Investment management fees                                                                46,196                11,779
   Fund shares redeemed                                                                      50,884                10,763
   Distributions                                                                             71,538                11,891
   Accrued expenses                                                                          23,214                 5,902
                                                                                      -------------         -------------
     Total Liabilities                                                                      191,832                40,335
                                                                                      -------------         -------------

NET ASSETS
The Elite Growth & Income Fund -
   Applicable to 2,958,014 shares outstanding                                         $  55,901,131
                                                                                      =============
The Elite Income Fund -
   Applicable to 2,002,539 shares outstanding                                                               $  20,270,974
                                                                                                            =============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (net assets / shares outstanding)                                       $  18.90              $  10.12
                                                                                      =============         =============

At September 30, 2004, the components of net assets were as follows:
   Paid-in capital                                                                    $  45,853,782         $  20,121,214
   Accumulated net investment income (loss)                                                  38,678              (184,557)
   Accumulated net realized gain (loss) on investments                                      (45,061)              (98,412)
   Net unrealized appreciation                                                           10,053,732               432,729
                                                                                      -------------         -------------
   Net Assets                                                                         $  55,901,131         $  20,270,974
                                                                                      =============         =============
------------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                                                                                 6


THE ELITE GROUP

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2004
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        THE ELITE
                                                                                         GROWTH &             THE ELITE
                                                                                       INCOME FUND           INCOME FUND
                                                                                      -------------         -------------
INVESTMENT INCOME
   Income:
     Interest                                                                          $      6,845         $    714,677
     Dividends                                                                              721,825               49,401
                                                                                      -------------         -------------
       Total Income                                                                         728,670              764,078
                                                                                      -------------         -------------

   Expenses:
     Investment management fee                                                              551,993              142,472
     Transfer agent fees                                                                     51,065               19,461
     Custodian fees                                                                          16,643                9,035
     Professional fees                                                                       28,219               10,184
     Trustee fees and expenses                                                               20,680                6,471
     Recordkeeping services                                                                  54,656               17,229
     Shareholder reports                                                                      5,279                1,351
     Registration fees and other                                                             13,242                4,540
                                                                                      -------------         -------------
       Total Expenses                                                                       741,777              210,743

   Fees paid indirectly (NOTE 5)                                                            (51,785)              (1,661)
   Fees paid by manager (NOTE 4)                                                                -                (15,726)
                                                                                      -------------         -------------
       Net Expenses                                                                         689,992              193,356
                                                                                      -------------         -------------
       Net Investment Income                                                                 38,678              570,722
                                                                                      -------------         -------------
REALIZED AND UNREALIZED GAIN  (LOSS) ON
   INVESTMENT SECURITIES AND OPTIONS CONTRACTS
   Net realized gain (loss):
     Investment securities                                                                4,357,695              395,253
     Expired and closed covered call options written (NOTE 3)                              (293,070)                 -
                                                                                      -------------         -------------
     Net realized gain on investment securities and option contracts                      4,064,625              395,253
     Net increase (decrease) in unrealized appreciation of
       investment securities and option contracts                                         2,051,372             (433,579)
                                                                                      -------------         -------------
     Net realized and unrealized gain (loss) on investment securities
       and option contracts                                                               6,115,997              (38,326)
                                                                                      -------------         -------------
     Net increase in net assets resulting from operations                              $  6,154,675         $    532,396
                                                                                      =============         =============

------------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                                                                                 7


THE ELITE GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           2004                  2003
                                                                                      -------------        --------------
OPERATIONS
   Net investment income (loss)                                                       $      38,678        $        (577)
   Net realized gain on investment securities
     and options contracts                                                                4,064,625             4,661,803
   Net increase in unrealized appreciation
     of investment securities                                                             2,051,372             4,137,417
                                                                                      -------------        --------------
       Net increase in net assets resulting from operations                               6,154,675             8,798,643

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income
     ($0.00 and $0.01 per share, respectively)                                                   -               (38,313)
   Distribution from net realized gains on investment transactions
     ($1.46 and $0.83 per share, respectively)                                           (4,017,789)          (2,198,830)

CAPITAL SHARE TRANSACTIONS
   Increase in net assets resulting from capital share transactions (a)                   3,616,358               602,360
                                                                                      -------------        --------------
       Total increase in net assets                                                       5,753,244             7,163,860

NET ASSETS
   Beginning of year                                                                     50,147,887            42,984,027
                                                                                      -------------        --------------
   End of year
     (including undistributed net investment income of
     $38,678 and $0, respectively)                                                    $  55,901,131        $   50,147,887
                                                                                      =============        ==============

(a) TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                                      YEAR ENDED                       YEAR ENDED
                                                                  SEPTEMBER 30, 2004               SEPTEMBER 30, 2003
                                                               -------------------------        -------------------------
                                                                SHARES          VALUE             SHARES          VALUE
                                                             ----------     -----------       -----------    ------------
     Shares sold                                                242,895     $ 4,860,001           261,311    $  4,553,061
     Shares issued in reinvestment of distributions             208,796       3,946,251           121,207       2,194,876
                                                             ----------     -----------       -----------    ------------
                                                                451,691       8,806,252           382,518       6,747,937
     Shares redeemed                                           (258,971)     (5,189,894)         (360,810)     (6,145,577)
                                                             ----------     -----------       -----------    ------------
     Net increase                                               192,720     $ 3,616,358            21,708    $    602,360
                                                             ==========     ===========       ===========    ============

------------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                                                                                 8


THE ELITE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            2004                  2003
                                                                                      -------------        --------------
OPERATIONS
   Net investment income                                                              $     570,722         $     732,806
   Net realized gain on investment securities                                               395,253               366,765
   Net decrease in unrealized appreciation of investment securities                        (433,579)              (59,235)
                                                                                      -------------        --------------
       Net increase in net assets resulting from operations                                 532,396             1,040,336

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income
     ($0.46 and $0.56 per share, respectively)                                             (900,633)           (1,112,457)

   Distributions from net realized gains on investment transactions
     ($0.09 and $0.09, respectively)                                                       (176,591)             (170,343)

CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets resulting from capital
     share transactions (a)                                                                 708,895            (2,934,730)
                                                                                      -------------        --------------
       Total increase (decrease) in net assets                                              164,067            (3,177,194)

NET ASSETS
   Beginning of year                                                                     20,106,907            23,284,101
                                                                                      -------------        --------------
   End of year
     (including undistributed net investment income (deficit) of
     $(184,557) and $(171,721), respectively)                                         $  20,270,974         $  20,106,907
                                                                                      =============        ==============

(a) TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                                     YEAR ENDED                      YEAR ENDED
                                                                  SEPTEMBER 30, 2004              SEPTEMBER 30, 2003
                                                               -------------------------        -------------------------
                                                                SHARES         VALUE              SHARES         VALUE
                                                                ------          -----             ------          -----
     Shares sold                                                260,288   $   2,690,936           353,636   $   3,741,993
     Shares issued in reinvestment of distributions             101,564       1,039,092           117,191       1,227,844
                                                             ----------      ----------        ----------      ----------
                                                                361,852       3,730,028           470,827       4,969,837
     Shares redeemed                                           (291,956)     (3,021,133)         (748,546)     (7,904,567)
                                                             ----------      ----------        ----------      ----------
     Net increase (decrease)                                     69,896   $     708,895          (277,719)   $(2,934,730)
                                                             ==========      ==========        ==========      ==========



------------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                                                                                 9


THE ELITE GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30,
                                                      --------------------------------------------------------------------
                                                         2004          2003          2002          2001           2000
                                                         ----          ----          ----          ----           ----
NET ASSET VALUE, BEGINNING OF YEAR                    $  18.13       $ 15.67       $ 22.05       $ 26.39       $  22.45
                                                      --------       -------       -------       -------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                  0.01             -          0.01          0.06           0.11
   Net gain (loss) on securities
     (both realized and unrealized)                       2.22          3.30         (6.37)        (2.95)          5.09
                                                      --------       -------       -------       -------       --------
       Total from investment operations                   2.23          3.30         (6.36)        (2.89)          5.20
                                                      --------       -------       -------       -------       --------
LESS DISTRIBUTIONS
   Dividends from net investment income                      -         (0.01)        (0.00)**      (0.06)         (0.11)
   Distribution from net realized gains                  (1.46)        (0.83)        (0.02)        (1.39)         (1.15)
                                                      --------       -------       -------       -------       --------
       Total distributions                               (1.46)        (0.84)        (0.02)        (1.45)         (1.26)
                                                      --------       -------       -------       -------       --------
NET ASSET VALUE, END OF YEAR                          $  18.90       $ 18.13       $ 15.67       $ 22.05       $  26.39
                                                      ========       =======       =======       =======       ========

TOTAL RETURN                                             12.30%        21.10%       (28.87)%      (11.07)%        23.24%

RATIONS / SUPPLEMENTAL DATA
   Net asset value, end of year (in 000's)            $ 55,901       $ 50,148      $42,984       $58,952       $ 67,007
   Ratio of expenses to average net assets*               1.34%         1.34%         1.38%         1.23%          1.27%
   Ratio of net investment income to
     average net assets                                   0.07%         0.00%         0.07%         0.23%          0.45%

PORTFOLIO TURNOVER                                      144.91%       184.10%       168.61%       121.67%         98.83%


*   Ratio  reflects  fees paid  through a directed  brokerage  arrangement.  The expense ratios for 2004,  2003,
    2002,  2001 and 2000 after  reduction  of  fees paid through the directed brokerage  arrangement were 1.25%,
    1.20%,  1.29%, 1.19% and 1.11%, respectively.

**  Distribution less than $0.01 per share.
------------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                                                                                10


THE ELITE INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED SEPTEMBER 30,
                                                      --------------------------------------------------------------------
                                                         2004          2003          2002          2001           2000
                                                         ----          ----          ----          ----           ----
NET ASSET VALUE, BEGINNING OF YEAR                    $ 10.40        $ 10.53       $ 10.51       $ 10.00       $   9.96
                                                      --------       -------       -------       -------       --------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.30           0.37          0.49          0.57**         0.61**
   Net gain (loss) on securities
     (both realized and unrealized)                     (0.03)          0.15          0.07          0.52           0.02
                                                      --------       -------       -------       -------       --------
       Total from investment operations                  0.27           0.52          0.56          1.09           0.63
                                                      --------       -------       -------       -------       --------

LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.46)         (0.56)        (0.50)        (0.58)         (0.59)
   Distributions from net realized gains                (0.09)         (0.09)        (0.04)            -              -
                                                      --------       -------       -------       -------       --------
       Total distributions                              (0.55)         (0.65)        (0.54)        (0.58)         (0.59)
                                                      --------       -------       -------       -------       --------
NET ASSET VALUE, END OF YEAR                          $ 10.12        $ 10.40       $ 10.53       $ 10.51       $  10.00
                                                      ========       =======       =======       =======       ========

TOTAL RETURN                                             2.64%          5.03%         5.42%        11.10%          6.51%

RATIOS / SUPPLEMENTAL DATA
   Net asset value, end of year (in 000's)            $20,271       $ 20,107       $23,284       $20,560       $ 18,287
   Ratio of expenses to average net assets*              1.03%          1.05%         1.01%         0.96%          1.02%
   Ratio of net investment income to
     average net assets                                  2.80%          3.47%         4.61%         5.60%          5.78%

PORTFOLIO TURNOVER                                      61.99%         69.17%        66.74%         6.03%          5.55%


*    Ratio reflects  expenses prior to  reimbursement  from manager and includes fees paid through a directed  brokerage arrangement.  Expense ratio after  reimbursement and reduction of fees paid through a directed  brokerage agreement was 0.95%,  0.95%,  0.94%,  0.84% and 0.95% for 2004, 2003, 2002, 2001 and 2000, respectively.

**   Effective  October 1, 2001,  the Fund adopted the provisions  of the AICPA Audit and Accounting Guide for Investment
     Companies and began  amortizing discount and premium on debt securities and began recording paydown gains and losses as  adjustments  to interest  income.  Per share data and ratios prior to October 1, 2001 have not been  restated to reflect  this change in presentation.
------------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                                                                                11

THE ELITE GROUP

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

The Elite Growth and Income Fund and The Elite Income Fund (the "Funds") are two series of shares of beneficial interests of The Elite Group (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the two series above. The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the-counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all their taxable income to their shareholders. Therefore no federal income tax provision is required.

C. Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Cash Equivalent - Consists of investment in PNC Money Market Accounts which represent 2.48% and 2.64% of net assets for The Elite Growth and Income Fund and The Elite Income Fund, respectively.

E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post - October losses and wash losses. Interest income and estimated expenses are accrued daily.

     On September 30, 2004, The Elite Income Fund increased undistributed net investment income $317,075, decreased accumulated net realized gains on investments $317,075, due primarily to differing book/tax treatment of distributions and bond amortization.


--------------------------------------------------------------------------------

THE ELITE GROUP

SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


NOTE 3 - PURCHASES AND SALES OF SECURITIES

For the year ended September 30, 2004, purchases and sales of securities, other than options and short-term notes were as follows:

                                                  PURCHASES           SALES
                                                  ---------           -----
     The Elite Growth and Income Fund          $  80,102,552     $  78,839,331
     The Elite Income Fund                     $  13,329,765     $  12,204,407

For The Elite Growth & Income Fund, transactions in covered call options written were as follows:

                                                                NUMBER OF
                                                                CONTRACTS*           PREMIUMS
                                                                ----------           --------
     Options outstanding on September 30, 2003                     2,150           $  466,228
     Options written                                              15,391            4,742,428
     Options terminated in closing purchase transactions         (15,786)          (4,447,634)
     Options exercised                                              (801)            (311,940)
     Options expired                                                  (4)                (493)
                                                                ----------         ----------
     Options outstanding on September 30, 2004                       950           $  448,589
                                                                ==========         ==========

     * Each contract represents 100 shares of common stock

NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund. For The Elite Growth & Income Fund and The Elite Income Fund the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8 of 1% over $250 million up to $500 million; and 1/2 of 1% and 1/2 of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimburse-ments may cease at any time without prior notice. For the year ended September 30, 2004 the advisor reimbursed The Elite Income Fund $15,726.


NOTE 5 - DIRECTED BROKERAGE ARRANGEMENT

In an effort to reduce the total expenses of the Funds, a portion of the operating expenses may be paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of the operating expenses by the broker-dealer, is based on a percentage of commissions earned. Expenses paid under this arrangement during the year ended September 30, 2004 were $51,785 in the Growth & Income Fund and $1,661 in the Income Fund.



--------------------------------------------------------------------------------

THE ELITE GROUP

SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

NOTE 6 - CONCENTRATION

Although the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% business services, capital goods, consumer goods, financial intermediaries and health care goods & services. The Elite Income Fund has investments in excess of 10% in securitized/asset backed bonds, corporate industrial bonds, communication bonds, financial bonds and utility bonds.


NOTE 7 - DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended September 30, 2004 and 2003 were as follows:

                                                          2004          2003
                                                      ----------     ----------
The Elite Growth & Income Fund
     Distributions from ordinary income              $        -     $    38,313
     Distributions from long-term capital gains      $  4,017,789   $ 2,198,830

The Elite Income Fund
     Distribution from ordinary income               $    900,633   $ 1,112,457
     Distribution from long-term capital gains       $    176,591   $   170,343

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

The Elite Growth & Income Fund
     Unrealized appreciation of securities                          $10,008,671
     Undistributed ordinary income                                       38,678
                                                                    -----------
     Total distributable earnings                                   $10,047,349
                                                                    ===========
The Elite Income Fund
     Undistributed ordinary income                                  $    66,349
     Post October loss                                                 (214,271)
     Accumulated realized gain                                          115,859
     Unrealized appreciation of securities                              181,823
                                                                    -----------
                                                                    $   149,760
                                                                    ===========


NOTE 8 - PROXY POLICIES / AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Elite Group proxy voting policies and the voting record for those proxies are detailed on our web site WWW.ELITEFUNDS.COM and are also available on the Securities & Exchange Commission web site WWW.SEC.GOV.

Portfolio Holdings: In addition to our Annual and Semi-Annual report which are dated September 30th and March 31st respectively, we will report to shareholders our security holdings as of June 30th and December 31st. The June and December reports will also be available on the SEC web site (N-Q) WWW.SEC.GOV. Our security holdings are available on our web site and updated monthly WWW.ELITEFUNDS.COM .


--------------------------------------------------------------------------------

================================================================================

              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

================================================================================

Over all responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term.

There were four quarterly Trustee meetings in the fiscal year. All the Trustees had 100% attendance with the exception of Mr. Meisenbach who was unable to attend two meetings. Because Mr. McCormick and Mr. Meisenbach are the sole owners of the investment advisor, McCormick Capital Management, they do not receive compensation for their duties as Trustee, Chairman of the Board and President (Mr. McCormick) and Trustee, Treasurer and Secretary (Mr. Meisenbach). The four independent Trustees received compensation of $1,800 per meeting or $7,200 per Trustee for a total of $28,800. No other compensation was paid to any Trustee. The following are the Trustees and Executive of the Funds:

                                                                                                          LENGTH OF TIME
TRUSTEE                   ADDRESS                         AGE          POSITION HELD WITH THE TRUST       SERVED (YEARS)
--------------------------------------------------------------------------------------------------------------------------

Richard S. McCormick      1325 4th Avenue                  57          Chairman, Board of Trustees and           17
                          Suite 1744                                   President
                          Seattle, WA  98101
--------------------------------------------------------------------------------------------------------------------------

John W. Meisenbach        2100 Washington Bldg.            67          Trustee, Treasurer and Secretary          14
                          Seattle, WA  98101
--------------------------------------------------------------------------------------------------------------------------

Lee A. Miller             P.O. Box 1882                    71          Trustee                                    7
                          Vashon Island, WA 98070
--------------------------------------------------------------------------------------------------------------------------

John M. Parker            2400 Financial Center Bldg.      55          Trustee                                   17
                          Seattle, WA  98161
--------------------------------------------------------------------------------------------------------------------------

Jack R. Policar           1065 Financial Center Bldg.      56          Trustee                                   17
                          Seattle, WA  98161
--------------------------------------------------------------------------------------------------------------------------

William L. Notaro **      35011 Rhododendron Drive         62          Trustee                                    1
                          Snoqualmie, WA  98065
--------------------------------------------------------------------------------------------------------------------------

Each Trustee  oversees two  portfolios of the Trust,  including  the Funds.  The principal  occupations of  the  Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below. ***

*  Richard S. McCormick                            President and Chief Executive Officer of the Investment Manager

*  John W. Meisenbach                              Partner in MCM Financial (Insurance)
                                                   Director of Costco Wholesale and Expeditors International

   Lee A. Miller                                   Private Investor
                                                   Vice President of Merrill Lynch & Co.  (Retired)

   John M. Parker                                  Sr. Vice President of Kennedy Associates, Inc. (Real Estate Advisor)

   Jack R. Policar                                 President and Chief Executive of J. R. Policar, Inc.
                                                   Certified Public Accounting Firm

   William L. Notaro                               Executive Vice President of Merriman Investment Trust,
                                                   Merriman Investment Management Company.


*    TRUSTEES  DEEMED TO BE AN "INTERESTED  PERSON" OF THE TRUST,  AS DEFINED IN  THE INVESTMENT COMPANY ACT OF 1940.

**   MR. NOTARO RESIGNED AS  A TRUSTEE ON 9/23/04 TO ACCEPT  THE POSITION  OF CHIEF COMPLIANCE OFFICER FOR THE TRUST.

***  ADDITIONAL  INFORMATION  ABOUT  THE  TRUSTEES  IS AVAILABLE IN  THE STATEMENT OF ADDITIONAL INFORMATION WHICH IS
     AVAILABLE  UPON REQUEST, OR READY FOR VIEWING ON OUR WEB SITE:  WWW.ELITEFUNDS.COM

-------------------------------------------------------------------------------

================================================================================

                               MUTUAL FUND EXPENSE
                                  (UNAUDITED)

================================================================================

There are several kinds of expenses involved in buying, selling and operating a mutual fund. These expenses represent costs to shareholders which will reduce the rate of return. The Elite Funds are "no load" mutual funds which mean there are no commissions, fees or expenses associated with paying sales representatives. Mutual funds that have sales fees are typically associated with stock brokerage firms, insurance companies, and some types of financial planners.

Although the Elite Group has no sales charges, like all the other funds it does have operating expenses. In addition to the fees paid to the manager of the fund there are expenses for attorneys, accountants, printing/mailings, transfer agent, custodians, and government registration fees. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the fund and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (October 1, 2003 through September 30, 2004).

The first line ("Actual Expense") of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line ("Hypothetical") of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

In the Elite Funds there are no transactional costs so please note that the expenses shown in the table are meant to highlight YOUR ONGOING COSTS ONLY and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees associated with other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              Elite Growth & Income Fund
----------------------------------------------------------------------------------------

                    Beginning Account    Ending Account Value      Expenses Paid During
                          Value               09-30-04                    Period*
                         4-01-04                                   04-01-04 to 09-30-04
----------------------------------------------------------------------------------------
      Actual             $1,000                $973                       $6.20
----------------------------------------------------------------------------------------
   Hypothetical          $1,000               $1,019                      $6.34
(5% return before
     expenses)
----------------------------------------------------------------------------------------

                                    Elite Income Fund
----------------------------------------------------------------------------------------

                    Beginning Account    Ending Account Value      Expenses Paid During
                          Value               09-30-04                    Period*
                         4-01-04                                   04-01-04 to 09-30-04
----------------------------------------------------------------------------------------
         Actual          $1,000               $1,005                      $4.78
----------------------------------------------------------------------------------------
      Hypothetical       $1,000               $1,020                      $4.82
   (5% return before
       expenses)
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for the Growth & Income Fund and .95% for the Elite Income Fund, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

Returns and expenses are adjusted to reflect reimbursement from the manager and a directed brokerage arrangement which reduce the expense to the funds. These reimbursements may, at the discretion of the manager, stop at any time.


--------------------------------------------------------------------------------

ITEM 2.   CODE OF ETHICS.


As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 11(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Jack R. Policar. Mr. Policar is "independent" for purposes of this Item.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $23,500 and $23,500 with respect to the registrant's fiscal years ended September 30, 2004 and September 30, 2003, respectively.


     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.


     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,000 and $4,000 with respect to the registrant's fiscal years ended September 30, 2004 and September 30, 2003, respectively. The services comprising these fees are the preparation of the registrant's federal and state income tax and federal excise tax returns.


     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.


     (e)(1)The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


     (e)(2)None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.


     (g) During the fiscal years ended September 30, 2004 and September 30, 2003, aggregate non-audit fees of $4,000 and $4,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable


ITEM 6.  SCHEDULE OF INVESTMENTS.


Not applicable [schedule filed with Item 1]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable


 (b)   Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CODE ETH       Code of Ethics


Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Elite Group of Mutual Funds
              -------------------------------------------------------



By (Signature and Title)*     /s/ Richard S. McCormick
                          -------------------------------------------
                          Richard S. McCormick, President


Date     November 24, 2004
        -----------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Richard S. McCormick
                          ----------------------------------------------
                          Richard S. McCormick, President


Date     November 24, 2004
        -----------------------------------------




By (Signature and Title)*   /s/ John W. Meisenbach
                          -----------------------------------------------
                          John W. Meisenbach, Treasurer


Date     November 24, 2004
        -----------------------------------------


* Print the name and title of each signing officer under his or her signature.